Note 2 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Cash Equivalents, at Carrying Value	$ 0	$ 0